THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 14, 2011.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.) [ ] is restatement.
                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    J. & W. Seligman & Co. Incorporated
Address: 100 Park Avenue
         New York, NY 10017

13F File Number: 28-861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul B. Goucher
Title: Assistant Secretary
Phone: 212-850-1864

Signature, Place, and Date of Signing:


/s/ Paul B. Goucher                      New York, NY   February 16, 2011
-------------------------------------   -------------   -----------------
[Signature]                             [City, State]         [Date]

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Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
Form 13F Information Table Entry Total:                    1
Form 13F Information Table Value Total (in $1,000's): $2,057

List of Other Included Managers: None

                                                          SHARES                                VOTING AUTHORITY
                                                  VALUE     OR   SH/ PUT/ INVESTMENT   OTHER  -------------------
    NAME OF ISSUER     TITLE OF CLASS   CUSIP   x($1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
LIFE SCIENCES RESH INC       COM      532169109   2,057   57,300  SH      SOLE                 57,300